Short-Term and Long-Term Debt (Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Short-term debt	¥ 349,624	¥ 284,785
Weighted average rate	1.30%	1.70%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 80,846	¥ 16,778
Weighted average rate	0.50%	0.50%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 94,786	¥ 78,072
Weighted average rate	0.10%	0.20%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 166,417	¥ 178,386
Weighted average rate	2.20%	2.40%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 7,575	¥ 11,549
Weighted average rate	4.00%	4.00%